Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Linkage Terms of Financial Instruments	Classification of financial instruments
	As of December 31
	2023	2022
Financial assets
Cash and cash equivalents (including deposits with banks)	597	89
Loans and receivables	2,452	2,853
	3,049	2,942

Financial liabilities
Financial liabilities measured at amortized cost	2,725	3,672
Financial liabilities measured at fair value through profit and loss	574	522
	3,299	4,194

Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts	Set forth below is the classification of the Company’s financial instruments, that are measured at fair value through profit and loss, in accordance with the above hierarchy as of the reporting dates:
	Level 1	Level 3	Total
As at December 31, 2023

Financial liabilities	-	574	574

As of December 31, 2022

Financial liabilities	-	522	522

Schedule of Level 3 Financial Liabilities Measured at Fair Value through Profit and Loss	Set forth below are the movements in the Company’s Level 3 financial liabilities measured at fair value through profit and loss in the reporting periods:
For the year ended December 31, 2023:
Balance as of at January 1, 2023	522
Total loss (profit) recognized in profit and loss	52
For the year ended of December 31, 2023	574
Balance as of January 1, 2022	1,394
SAFE	343

Total (profit) loss recognized in profit and loss	(1,215)
For the year ended of December 31, 2022	522

Schedule of Linkage Terms of Financial Instruments
	NIS	Unlinked	Other	Total

Cash and cash equivalents (including deposits with banks)	539	58	-	597
Loans and receivables	1,747	704	1	2,452
Total financial assets	2,286	762	1	3,049

Loans from interested parties and others	43	-	-	43
Warrants	165	-	-	165
Trade payable	421	836	58	1,315
Other accounts payables	527	647	-	1,174
SAFE	409	-	-	409
Loans from banks	98	-	-	98
Lease liabilities	95	-	-	95
Total financial liabilities	1,758	1,483	58	3,299

Total financial assets (liabilities), net	528	(721)	(57)	(250)
	NIS	Unlinked	Other	Total

Cash and cash equivalents (including deposits with banks)	20	55	14	89
Loans and receivables	279	2,254	320	2,853
Total financial assets	299	2,309	334	2,942

Loans from interested parties and others	-	50	-	50
Warrants	157	-	-	157
Trade payable	300	1,816	105	2,221
Other accounts payables	434	636	-	1,070
SAFE	365	-	-	365
Loans from banks	171	-	-	171
Liabilities for employee benefits, net	32	-	-	32
Lease liabilities	128	-	-	128
Total financial liabilities	1,587	2,502	105	4,194

Total financial assets (liabilities), net	(1,288)	(193)	229	(1,252)

Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts
	Up to one year	One to two years	From two years to three years	Total

Trade payable	1,315	-	-	1,315
Payables and credit balances	1,175	-	-	1,175
Lease liability	65	33	1	99
Credit from banking corporations	73	26	-	99
	2,628	59	1	2,688
	Up to one year	One to two years	From two years to three years	Total

Trade payable	2,221	-	-	2,221
Payables and credit balances	1,070	-	-	1,070
Lease liability	74	54	20	148
Credit from banking corporations	86	114	-	200
	3,451	168	20	3,639